Other Assets-Other / Other Liabilities (Schedule of Other Assets-Other / Other Liabilities) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Other Assets-Other / Other Liabilities
Securities received as collateral	$ 527	¥ 43,624	¥ 5,503
Goodwill and other intangible assets	1,412	116,834	134,015
Deferred tax assets	2,923	241,911	308,679
Investments in equity securities for other than operating purposes	144	11,915	9,636
Other	1,863	154,209	140,913
Total	6,869	568,493	598,746
Obligation to return securities received as collateral	527	43,624	5,503
Accrued income taxes	122	10,123	28,015
Other accrued expenses and provisions	4,882	404,048	411,327
Other	1,142	94,521	50,138
Total	6,673	552,316	494,983
Investments, listed equity securities	79	6,496	5,236
Investments, unlisted equity securities	$ 65	¥ 5,419	¥ 4,400